Concentration of risk (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2024 CNY (¥)
Concentration Risk [Line Items]
Insurance coverage	$ 69,557			¥ 500,000
Cash deposits	$ 118,450,620	¥ 126,037,538		¥ 851,470,436
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		25.00%	12.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.60%	19.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.00%
Purchases [Member] | Vendor Concentration Risk [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage			13.80%
Purchases [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		37.60%
Purchases [Member] | Vendor Concentration Risk [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.40%	13.00%
Purchases [Member] | Vendor Concentration Risk [Member] | Third Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Purchases [Member] | Vendor Concentration Risk [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.60%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.70%	26.10%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Third Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.20%	22.20%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.30%	36.10%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Fourth Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.30%